Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable [Abstract]
Schedule of accounts receivable
	2022	2021
Accounts receivable	$9,963,821	$1,756,562
Less: allowance for doubtful accounts	(2,478)	(2,682)
Accounts receivable, net	$9,961,343	$1,753,880

Schedule of allowance for doubtful accounts
	2022	2021
Beginning balance	$(2,682)	$-
Additional reserve through bad debt expense	-	(2,649)
Bad debt write-off	-	-
Exchange difference	204	(33)
Ending balance	$(2,478)	$(2,682)